Trade and other receivables - Allowance for expected credit losses (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Trade and other receivables
Opening balance		$ 3,196
Recovery of bad debts	$ (458)
Reversal of trades and other receivables previously written-off	$ 458
Provision recognized		530
Receivables written-off as uncollectable		$ (3,726)